Cover	Jun. 06, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This current report on Form 8-K/A amends and supplements the current report on Form 8-K filed by Advanced Biomed Inc. (the “Company”) with the U.S. Securities and Exchange Commission on June 6, 2025 (the “Original 8-K”). As previously reported in the Original 8-K, the Company entered into an agreement with HELENA GLOBAL INVESTMENT OPPORTUNITIES I LTD. (the “Investor”), pursuant to which the Investor granted the Company an equity line of credit of up to Twenty-Five Million United States Dollars ($25,000,000) in shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), subject to terms and conditions set forth in the agreement (the “Agreement”). A copy of the Agreement was attached as Exhibit 99.1 to the Original 8-K and was incorporated by reference therein. The foregoing summaries of the terms of the Agreement do not purport to be a complete description of the document described in the Original 8-K and are subject to and qualified in their entirety by such document.
Document Period End Date	Jun. 06, 2025
Entity File Number	001-42548
Entity Registrant Name	Advanced Biomed Inc.
Entity Central Index Key	0001941029
Entity Tax Identification Number	87-2177170
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No. 689-85 Xiaodong Road
Entity Address, Address Line Two	Yongkang District
Entity Address, City or Town	Tainan City
Entity Address, Country	TW
City Area Code	886
Local Phone Number	6-3121716
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ADVB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false